PORTFOLIO OF INVESTMENTS – as of June 30, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 85.5% of Net Assets

Non-Convertible Bonds – 80.9%

	ABS Car Loan – 0.3%
$487,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	$435,576
488,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	468,304

		903,880

	ABS Home Equity – 0.1%
325,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(a)	307,509

	ABS Other – 0.2%
318,492	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036, 144A	284,069
370,832	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037, 144A	345,891

		629,960

	Aerospace & Defense – 2.1%
1,775,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,463,452
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	108,937
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A(b)(c)	1,085,990
1,272,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A(b)(c)	1,441,303
1,265,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	933,949
770,000	TransDigm, Inc., 4.875%, 5/01/2029	626,811
770,000	TransDigm, Inc., 5.500%, 11/15/2027	653,253
335,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	322,856
55,000	TransDigm, Inc., 7.500%, 3/15/2027	51,887

		6,688,438

	Airlines – 0.8%
457,728	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	396,782
1,274,531	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	1,134,405
1,030,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	879,373

		2,410,560

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Automotive – 2.8%
$185,000	Dana, Inc., 4.250%, 9/01/2030	$143,597
1,750,000	Ford Motor Co., 3.250%, 2/12/2032	1,308,825
185,000	Ford Motor Co., 4.750%, 1/15/2043	131,782
2,325,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	2,087,617
1,765,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,589,330
1,110,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	929,625
895,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(d)	759,631
1,080,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,076,134
550,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	398,750
270,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	204,765
265,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	187,114

		8,817,170

	Banking – 1.2%
835,000	Ally Financial, Inc., 5.750%, 11/20/2025	822,630
1,030,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	749,742
200,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	150,358
1,345,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,156,625
1,335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,078,925

		3,958,280

	Brokerage – 0.1%
185,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	103,897
400,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	329,000

		432,897

	Building Materials – 2.1%
600,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030, 144A	585,942
515,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	392,003

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Building Materials – continued
$3,000,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	$2,250,000
425,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	360,591
1,265,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	926,612
310,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	263,500
540,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	347,660
365,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	293,738
565,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	352,112
385,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	286,529
315,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	248,456
525,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	320,250

		6,627,393

	Cable Satellite – 6.2%
3,845,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	3,157,476
620,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	478,950
195,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	157,892
750,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	692,025
730,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	688,937
155,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	151,235
3,685,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	2,841,688
5,465,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	3,654,664
265,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	178,620
370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	320,050
425,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	383,830
1,730,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,475,811
885,000	DISH DBS Corp., 5.125%, 6/01/2029	537,761
305,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	239,071

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Cable Satellite – continued
$4,160,000	DISH DBS Corp., 7.750%, 7/01/2026	$3,242,720
748,557	Ligado Networks LLC, , 15.500% PIK, 11/01/2023, 144A(e)	406,092
290,361	Ligado Networks LLC, , 17.500% PIK, 5/01/2024, 144A(e)	86,182
385,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	243,293
955,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	778,325

		19,714,622

	Chemicals – 2.0%
455,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	363,042
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	120,669
380,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	350,148
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,613,627
240,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	201,538
665,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	520,861
265,000	Olympus Water U.S. Holding Corp., 6.250%, 10/01/2029, 144A	184,131

		6,354,016

	Construction Machinery – 0.1%
380,000	Titan International, Inc., 7.000%, 4/30/2028	356,972

	Consumer Cyclical Services – 3.3%
1,530,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	1,241,694
450,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.000%, 6/01/2029, 144A	326,777
100,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	78,750
340,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	315,172
1,740,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	1,319,477
747,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	832,905
680,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	559,300
6,190,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	5,724,760
230,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	222,819

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Consumer Cyclical Services – continued
$25,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	$24,888

		10,646,542

	Consumer Products – 0.4%
370,000	Coty, Inc., 5.000%, 4/15/2026, 144A	339,013
65,000	Coty, Inc., 6.500%, 4/15/2026, 144A	59,926
750,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	643,747
415,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	311,250

		1,353,936

	Diversified Manufacturing – 0.2%
385,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	295,033
365,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	284,857

		579,890

	Electric – 1.3%
2,520,000	Calpine Corp., 5.125%, 3/15/2028	2,218,356
465,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	369,342
650,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	644,092
1,055,000	Vistra Operations Co. LLC, 5.500%, 9/01/2026, 144A	996,273

		4,228,063

	Finance Companies – 4.0%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 2.794%, 1/15/2067, 144A(b)(c)(f)	569,130
210,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(d)	173,319
1,095,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	821,250
320,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	264,133
780,000	Freedom Mortgage Corp., 7.625%, 5/01/2026	608,359
425,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(g)	321,938
355,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	280,450
4,010,000	Navient Corp., MTN, 5.625%, 8/01/2033	2,782,966
875,000	OneMain Finance Corp., 3.500%, 1/15/2027	700,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Finance Companies – continued
$1,680,000	OneMain Finance Corp., 7.125%, 3/15/2026	$1,552,706
500,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	478,750
990,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	818,146
535,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	420,681
1,935,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	1,449,876
2,055,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,459,050

		12,700,754

	Financial Other – 1.9%
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	66,490
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	128,768
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	62,102
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	61,766
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	120,072
205,000	CFLD Cayman Investment Ltd., 6.920%, 6/16/2022(h)	17,489
200,000	CFLD Cayman Investment Ltd., 7.125%, 4/08/2022(h)	16,910
200,000	CFLD Cayman Investment Ltd., 8.050%, 1/13/2025(b)(c)(h)	18,124
400,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(b)(c)(h)	35,930
810,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(b)(c)(h)	77,161
405,000	China Evergrande Group, 8.750%, 6/28/2025(h)	33,323
200,000	China Evergrande Group, 9.500%, 4/11/2022(h)	16,280
200,000	Easy Tactic Ltd., 8.125%, 2/27/2023	44,466
400,000	Easy Tactic Ltd., 11.750%, 8/02/2023	88,208
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(b)(c)(h)	16,920
3,015,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,436,602
425,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	376,482
335,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	313,614

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Financial Other – continued
$610,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	$576,639
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(h)	55,000
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(h)	27,262
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(h)	108,528
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(h)	82,600
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(h)	27,248
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	42,063
1,120,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	898,395
15,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	11,486
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(b)(c)	21,154
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022	30,030
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(b)(c)	21,414
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(b)(c)	22,064
200,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(h)	29,882
405,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(h)	59,709
265,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(h)	40,272
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(b)(c)	26,218
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(b)(c)	58,664
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(b)(c)(h)	59,800
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(b)(c)(h)	14,784
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(b)(c)(h)	14,949
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(b)(c)(h)	19,768

		6,178,636

	Food & Beverage – 1.1%
475,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	414,438
105,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	104,648

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Food & Beverage – continued
$360,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	$276,397
440,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	367,400
1,480,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	1,210,418
470,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	397,338
800,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	699,352

		3,469,991

	Gaming – 2.6%
515,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	435,185
835,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	501,446
200,000	Melco Resorts Finance Ltd., 5.750%, 7/21/2028, 144A	128,000
790,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	558,214
190,000	Mohegan Gaming & Entertainment, 8.000%, 2/01/2026, 144A	161,500
705,000	Sands China Ltd., 3.100%, 3/08/2029, 144A	498,787
1,530,000	Sands China Ltd., 4.875%, 6/18/2030	1,117,971
335,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	314,374
480,000	Scientific Games International, Inc., 7.250%, 11/15/2029	450,149
1,310,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	1,228,531
700,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	352,093
870,000	VICI Properties LP, 4.375%, 5/15/2025	849,711
280,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	255,727
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	271,400
250,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	237,813
220,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	217,250
965,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	594,440

		8,172,591

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Government Owned - No Guarantee – 0.1%
$410,000	EcoPetrol S.A., 4.625%, 11/02/2031	$310,571

	Health Insurance – 0.3%
1,075,000	Centene Corp., 2.450%, 7/15/2028	896,593
190,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	159,331

		1,055,924

	Healthcare – 2.4%
300,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	252,873
345,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	253,471
2,065,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	1,569,193
735,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	448,350
260,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	167,700
630,000	Medline Borrower LP, 5.250%, 10/01/2029, 144A	517,419
365,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	294,826
390,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	323,193
1,830,000	Tenet Healthcare Corp., 4.375%, 1/15/2030, 144A	1,554,731
355,000	Tenet Healthcare Corp., 5.125%, 11/01/2027, 144A	319,500
295,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	252,455
1,295,000	Tenet Healthcare Corp., 6.125%, 6/15/2030, 144A	1,194,741
340,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	312,941
410,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	367,162

		7,828,555

	Home Construction – 0.0%
115,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	94,504

	Independent Energy – 6.3%
245,000	Antero Resources Corp., 8.375%, 7/15/2026, 144A	259,087
225,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029, 144A	198,000
400,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	401,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Independent Energy – continued
$185,000	California Resources Corp., 7.125%, 2/01/2026, 144A	$180,898
1,000,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	960,600
355,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	337,120
1,335,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	1,271,294
395,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	381,977
660,000	CNX Resources Corp., 7.250%, 3/14/2027, 144A	646,602
345,000	Colgate Energy Partners III LLC, 5.875%, 7/01/2029, 144A	302,306
455,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	407,421
470,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	427,700
655,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	578,103
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	291,973
60,000	EQT Corp., 3.125%, 5/15/2026, 144A	56,179
315,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	309,875
185,000	Laredo Petroleum, Inc., 7.750%, 7/31/2029, 144A	166,903
700,000	Matador Resources Co., 5.875%, 9/15/2026	672,896
990,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	904,232
1,540,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(b)(h)(i)(j)	87,780
980,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	923,650
195,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	180,375
30,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	30,403
50,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	51,500
3,435,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	3,943,646
1,260,000	PDC Energy, Inc., 5.750%, 5/15/2026	1,175,366
365,000	Penn Virginia Holdings LLC, 9.250%, 8/15/2026, 144A	350,305
430,000	Range Resources Corp., 4.875%, 5/15/2025	419,422
645,000	Range Resources Corp., 8.250%, 1/15/2029	657,586

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Independent Energy – continued
$350,000	SM Energy Co., 5.625%, 6/01/2025	$330,750
605,000	SM Energy Co., 6.500%, 7/15/2028	556,422
430,000	SM Energy Co., 6.750%, 9/15/2026	405,646
45,000	Southwestern Energy Co., 4.750%, 2/01/2032	38,454
830,000	Southwestern Energy Co., 5.375%, 2/01/2029	769,908
465,000	Southwestern Energy Co., 5.375%, 3/15/2030	427,800
715,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	650,650
365,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	344,640

		20,098,469

	Industrial Other – 0.1%
560,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	474,221

	Leisure – 2.4%
1,570,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,133,980
390,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	313,424
525,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	452,813
1,700,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,334,313
5,000	NCL Corp. Ltd., 5.875%, 3/15/2026	3,924
460,000	NCL Corp. Ltd., 7.750%, 2/15/2029, 144A	349,945
295,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	214,613
465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	295,275
290,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	206,004
2,755,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,914,725
365,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	308,859
135,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	100,855
1,015,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	800,332
335,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	269,176

		7,698,238

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Lodging – 1.0%
$890,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	$720,900
275,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	228,712
1,175,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	908,969
1,345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,042,375
170,000	Travel & Leisure Co., 6.000%, 4/01/2027	153,973

		3,054,929

	Media Entertainment – 2.3%
460,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	245,925
395,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	321,925
665,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	166,250
425,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	51,000
1,290,000	Gray Escrow II, Inc., 5.375%, 11/15/2031, 144A	1,033,587
680,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	560,374
415,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	384,394
1,095,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	870,175
170,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	132,600
545,000	McGraw-Hill Education, Inc., 5.750%, 8/01/2028, 144A	466,672
545,000	McGraw-Hill Education, Inc., 8.000%, 8/01/2029, 144A	441,450
935,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	855,754
35,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	33,075
435,000	Netflix, Inc., 5.875%, 2/15/2025	441,525
90,000	Netflix, Inc., 6.375%, 5/15/2029	90,896
255,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	210,375
370,000	Scripps Escrow II, Inc., 5.375%, 1/15/2031, 144A	295,093
590,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	497,444

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Media Entertainment – continued
$365,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	$292,774

		7,391,288

	Metals & Mining – 3.9%
810,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	767,475
370,000	Allegheny Technologies, Inc., 4.875%, 10/01/2029	295,071
350,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	309,922
605,000	Arconic Corp., 6.000%, 5/15/2025, 144A	590,059
415,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	373,502
890,000	Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	829,952
495,000	Commercial Metals Co., 4.125%, 1/15/2030	416,791
1,598,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,471,758
3,030,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	2,709,002
2,277,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	2,152,817
845,000	Mineral Resources Ltd., 8.000%, 11/01/2027, 144A	825,455
815,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	794,096
150,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	119,864
585,000	United States Steel Corp., 6.650%, 6/01/2037	454,377
450,000	United States Steel Corp., 6.875%, 3/01/2029	392,665
170,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	147,985

		12,650,791

	Midstream – 3.1%
255,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	228,368
475,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	474,473
1,015,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	959,347
885,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	745,280
435,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	369,880
345,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	293,781

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Midstream – continued
$530,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	$462,467
75,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	58,829
140,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	106,750
2,060,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	1,986,973
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	201,735
475,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	412,388
1,080,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	904,462
980,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	933,450
375,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	352,973
530,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	500,850
395,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	335,898
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	95,718
115,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	109,731
280,000	Western Midstream Operating LP, 3.600%, 2/01/2025	257,950
130,000	Western Midstream Operating LP, 4.500%, 3/01/2028	117,650
70,000	Western Midstream Operating LP, 4.750%, 8/15/2028	63,953

		9,972,906

	Non-Agency Commercial Mortgage-Backed Securities – 2.4%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 5.108%, 5/10/2047, 144A(a)	729,384
480,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	457,678
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	129,288
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.302%, 8/10/2044, 144A(a)	170,150
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.302%, 8/10/2044, 144A(a)	779,580
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.843%, 6/10/2047, 144A(a)	379,452
720,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.699%, 8/15/2046(a)	674,024
660,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(a)	627,564

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$155,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.934%, 10/15/2045, 144A(a)(k)	$154,664
690,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.982%, 10/15/2045, 144A(a)	685,116
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.495%, 8/15/2046(a)	857,231
316,137	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.336%, 3/15/2045, 144A(a)	297,169
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.424%, 10/15/2030, 144A(a)	423,022
208,290	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 2.795%, 11/15/2027, 144A(f)	147,886
310,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	271,422
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	338,937
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.491%, 12/15/2045(a)	200,466
515,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class D, 4.689%, 6/15/2045, 144A(a)	239,475
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.670%, 8/15/2046(a)	165,753

		7,728,261

	Oil Field Services – 1.0%
365,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	343,830
265,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	237,175
40,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	37,600
210,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	198,591
2,114,063	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	1,860,375
545,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	452,233
64,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	64,480

		3,194,284

	Packaging – 0.2%
977,598	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027(g)	718,535

	Pharmaceuticals – 2.9%
1,120,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	596,400
35,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	18,200
160,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	82,669

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Pharmaceuticals – continued
$4,820,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	$2,466,755
40,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	21,288
120,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	68,700
575,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(b)(c)	44,562
450,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	340,119
385,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	333,903
1,025,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	884,401
450,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	342,000
420,000	Perrigo Finance Unlimited Co., 4.400%, 6/15/2030	374,969
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	643,728
230,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	188,600
2,140,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,332,685
2,000,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,708,236

		9,447,215

	Property & Casualty Insurance – 0.7%
550,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	430,534
605,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	495,448
385,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	301,228
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.304%, 1/15/2033, 144A(b)(f)(i)(j)(l)	235,200
700,000	USI, Inc. 6.875%, 5/01/2025, 144A	675,500

		2,137,910

	Refining – 0.4%
180,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	171,322
1,175,000	Parkland Corp., 4.625%, 5/01/2030, 144A	953,198

		1,124,520

	REITs - Hotels – 0.3%
45,000	Service Properties Trust, 3.950%, 1/15/2028	30,806

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	REITs - Hotels – continued
$470,000	Service Properties Trust, 4.350%, 10/01/2024	$381,922
135,000	Service Properties Trust, 4.500%, 6/15/2023	125,499
75,000	Service Properties Trust, 4.650%, 3/15/2024	64,450
60,000	Service Properties Trust, 4.750%, 10/01/2026	43,721
215,000	Service Properties Trust, 4.950%, 2/15/2027	158,348

		804,746

	REITs - Mortgage – 0.1%
230,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	194,925

	Restaurants – 0.8%
1,815,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	1,586,854
315,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	267,260
565,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	543,361
285,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	235,097

		2,632,572

	Retailers – 1.9%
350,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	303,625
585,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	483,356
225,000	At Home Group, Inc., 4.875%, 7/15/2028, 144A	163,125
415,000	At Home Group, Inc., 7.125%, 7/15/2029, 144A	235,512
1,410,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	1,189,617
510,000	Bath & Body Works, Inc., 6.625%, 10/01/2030, 144A	440,507
325,000	Carvana Co., 4.875%, 9/01/2029, 144A	184,797
50,000	Carvana Co., 5.500%, 4/15/2027, 144A	32,267
1,030,000	Carvana Co., 5.625%, 10/01/2025, 144A	790,855
275,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	181,230
470,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	433,143
570,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	513,291

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Retailers – continued
$278,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	$225,180
725,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	561,737
480,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	361,060

		6,099,302

	Supermarkets – 0.0%
155,000	Safeway, Inc., 7.250%, 2/01/2031	151,513

	Technology – 3.5%
940,000	Block, Inc., 2.750%, 6/01/2026, 144A	833,996
600,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	492,600
3,300,000	CommScope Technologies LLC, 5.000%, 3/15/2027	2,439,681
1,695,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,253,109
225,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	194,344
730,000	Elastic NV, 4.125%, 7/15/2029, 144A	609,389
1,485,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	1,071,593
1,245,000	Entegris Escrow Corp., 5.950%, 6/15/2030, 144A	1,184,462
190,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	160,550
600,000	II-VI, Inc., 5.000%, 12/15/2029, 144A	523,500
360,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	294,172
1,220,000	Open Text Corp., 3.875%, 12/01/2029, 144A	1,026,813
690,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	498,745
175,000	Seagate HDD Cayman, 4.875%, 6/01/2027	165,813
230,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	184,336
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	106,397
345,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	321,733

		11,361,233

	Transportation Services – 0.1%
555,000	Hertz Corp. (The), 4.625%, 12/01/2026, 144A	464,024

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

		Non-Convertible Bonds – continued

		Treasuries – 6.1%
1,497	(††)	Brazil Notas do Tesouro Nacional, Series F 10.000%, 1/01/2025, (BRL)	$269,490
110,000	(†††)	Mexican Fixed Rate Bonds, Series M 7.750%, 5/29/2031, (MXN)	503,136
310,000	(†††)	Mexican Fixed Rate Bonds, Series M-20 7.500%, 6/03/2027, (MXN)(k)	1,440,603
4,170,000		Republic of Brazil 10.250%, 1/10/2028, (BRL)	730,711
16,765,000		U.S. Treasury Note, 2.625%, 5/31/2027	16,448,037

			19,391,977

		Wireless – 4.0%
820,000		Altice France S.A., 5.125%, 7/15/2029, 144A	619,100
985,000		Altice France S.A., 5.500%, 10/15/2029, 144A	752,451
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(k)	1,467,985
445,000		IHS Holding Ltd., 5.625%, 11/29/2026, 144A	364,473
415,000		IHS Holding Ltd., 6.250%, 11/29/2028, 144A	334,698
600,000		IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	523,356
395,000		Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	306,895
705,000		SBA Communications Corp., 3.875%, 2/15/2027	643,517
3,620,000		SoftBank Group Corp., 4.625%, 7/06/2028	2,805,500
3,585,000		Sprint Corp., 7.125%, 6/15/2024	3,679,106
1,310,000		Sprint Corp., 7.625%, 2/15/2025	1,365,437

			12,862,518

		Wirelines – 1.8%
1,180,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,053,587
110,000		Embarq Corp., 7.995%, 6/01/2036	82,618
1,090,000		Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	980,022
350,000		Frontier Communications Holdings LLC, 8.750%, 5/15/2030, 144A	353,846
630,000		Iliad Holding SASU, 6.500%, 10/15/2026, 144A	566,981
725,000		Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	559,013
245,000		Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	196,306

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Wirelines – continued
$200,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	$175,174
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,196,910
650,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	534,553

		5,699,010

	Total Non-Convertible Bonds (Identified Cost $313,593,522)	259,175,041

Convertible Bonds – 4.6%

	Airlines – 0.5%
1,325,000	Southwest Airlines Co., 1.250%, 5/01/2025(k)	1,560,188

	Cable Satellite – 1.5%
7,095,000	DISH Network Corp., 3.375%, 8/15/2026	4,792,672
85,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(m)	59,707

		4,852,379

	Consumer Cyclical Services – 0.2%
745,000	Uber Technologies, Inc., Zero Coupon, 0.981%-1.922%, 12/15/2025(m)	595,344
85,000	Zillow Group, Inc., 1.375%, 9/01/2026	84,915

		680,259

	Gaming – 0.1%
175,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	259,228

	Healthcare – 0.6%
2,410,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,765,325

	Leisure – 0.2%
910,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	583,765

	Media Entertainment – 0.1%
430,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	302,505

	Pharmaceuticals – 1.4%
440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	435,600
3,510,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	3,488,238

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Convertible Bonds – continued

	Pharmaceuticals – continued
$715,000	Livongo Health, Inc., 0.875%, 6/01/2025	$606,034

		4,529,872

	Technology – 0.0%
75,000	RingCentral, Inc., Zero Coupon, 7.146%-7.470%, 3/15/2026(m)	56,325
15,000	Unity Software, Inc., Zero Coupon, 7.592%, 11/15/2026, 144A(n)	11,025

		67,350

	Total Convertible Bonds (Identified Cost $19,450,391)	14,600,871

	Total Bonds and Notes (Identified Cost $333,043,913)	273,775,912

Senior Loans – 0.4%

	Independent Energy – 0.4%
1,247,000	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.021%, 11/01/2025(f)(o)	1,307,268

	Total Senior Loans (Identified Cost $1,247,096)	1,307,268

Collateralized Loan Obligations – 1.7%
920,000	AIG CLO LLC, Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 7.563%, 7/20/2034, 144A(f)	798,570
325,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.600%, 7.663%, 12/19/2032, 144A(f)	285,697
730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 7.163%, 10/20/2034, 144A(f)	640,043
730,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 7.794%, 10/15/2034, 144A(f)	637,604
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 7.458%, 4/21/2034, 144A(f)	648,835
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 7.313%, 7/02/2035, 144A(f)	865,790
470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 6.383%, 1/15/2035, 144A(f)	412,421
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 7.094%, 10/15/2034, 144A(f)	638,619
285,000	PPM CLO Ltd., Series 2021-5A, Class E, 3-month LIBOR + 6.500%, 7.544%, 10/18/2034, 144A(f)	233,387
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.150%, 7.213%, 1/20/2035, 144A(f)	390,375

	Total Collateralized Loan Obligations (Identified Cost $6,347,577)	5,551,341

Shares
Common Stocks – 7.2%

	Aerospace & Defense – 0.2%
395	L3Harris Technologies, Inc.	95,472

Shares	Description	Value (†)

Common Stocks – continued

	Aerospace & Defense – continued
1,622	Lockheed Martin Corp.	$697,395

		792,867

	Air Freight & Logistics – 0.2%
2,902	United Parcel Service, Inc., Class B	529,731

	Beverages – 0.2%
10,073	Coca-Cola Co. (The)	633,692

	Biotechnology – 0.3%
5,220	AbbVie, Inc.	799,495

	Capital Markets – 0.3%
1,025	BlackRock, Inc.	624,266
6,005	Morgan Stanley	456,740

		1,081,006

	Communications Equipment – 0.2%
11,507	Cisco Systems, Inc.	490,659

	Electric Utilities – 0.4%
4,809	Duke Energy Corp.	515,573
8,523	NextEra Energy, Inc.	660,191

		1,175,764

	Food & Staples Retailing – 0.2%
4,911	Walmart, Inc.	597,079

	Health Care Equipment & Supplies – 0.1%
3,713	Abbott Laboratories	403,417

	Health Care Providers & Services – 0.2%
849	Elevance Health, Inc.	409,711
618	UnitedHealth Group, Inc.	317,423

		727,134

	Hotels, Restaurants & Leisure – 0.2%
7,795	Starbucks Corp.	595,460

	Household Products – 0.2%
4,754	Procter & Gamble Co. (The)	683,578

	IT Services – 0.1%
1,712	Accenture PLC, Class A	475,337

	Life Sciences Tools & Services – 0.1%
485	Thermo Fisher Scientific, Inc.	263,491

	Machinery – 0.2%
1,993	Cummins, Inc.	385,705
1,317	Deere & Co.	394,402

		780,107

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.6%
107,981	Altice USA, Inc., Class A(l)	$998,824
17,477	Comcast Corp., Class A	685,798
27,529	iHeartMedia, Inc., Class A(l)	217,204

		1,901,826

	Metals & Mining – 0.2%
8,078	Newmont Corp.	482,014

	Oil, Gas & Consumable Fuels – 0.4%
50,400	Battalion Oil Corp.(l)	429,912
1,176	Frontera Energy Corp.(l)	9,456
2,300	Pioneer Natural Resources Co.	513,084
13,652	Williams Cos., Inc. (The)	426,079

		1,378,531

	Pharmaceuticals – 0.7%
7,002	Bristol-Myers Squibb Co.	539,154
4,772	Johnson & Johnson	847,078
10,355	Merck & Co., Inc.	944,065

		2,330,297

	Professional Services – 0.0%
357	Clarivate PLC(l)	4,948

	REITs - Diversified – 0.2%
2,458	American Tower Corp.	628,240

	Road & Rail – 0.2%
2,568	Union Pacific Corp.	547,703

	Semiconductors & Semiconductor Equipment – 0.3%
658	Broadcom, Inc.	319,663
6,333	Microchip Technology, Inc.	367,821
2,788	QUALCOMM, Inc.	356,139

		1,043,623

	Software – 0.2%
321	iQor Holdings, Inc.(b)(c)(l)	1,445
2,400	Microsoft Corp.	616,392

		617,837

	Specialty Retail – 0.1%
1,377	Home Depot, Inc. (The)	377,670

	Technology Hardware, Storage & Peripherals – 0.2%
3,838	Apple, Inc.	524,731

	Wireless Telecommunication Services – 1.0%
23,127	T-Mobile US, Inc.(l)	3,111,507

	Total Common Stocks (Identified Cost $30,093,754)	22,977,744

Shares	Description	Value (†)

Preferred Stocks – 0.9%

Convertible Preferred Stocks – 0.7%

	Midstream – 0.1%
3,556	El Paso Energy Capital Trust I, 4.750%	$165,176

	Technology – 0.1%
8,758	Clarivate PLC, Series A, 5.250%	501,081

	Wireless – 0.5%
1,390	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(b)(c)	1,593,774

	Total Convertible Preferred Stocks (Identified Cost $2,573,951)	2,260,031

Non-Convertible Preferred Stocks – 0.2%

	Home Construction – 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	404,035

	REITs - Warehouse/Industrials – 0.1%
3,363	Prologis, Inc., Series Q, 8.540%	215,232

	Total Non-Convertible Preferred Stocks (Identified Cost $192,799)	619,267

	Total Preferred Stocks (Identified Cost $2,766,750)	2,879,298

Exchange-Traded Funds – 0.9%
41,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $3,599,735)	3,018,010

Principal Amount
Short-Term Investments – 1.0%
$3,045,513	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $3,045,543 on 7/01/2022 collateralized by $3,092,500 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $3,106,512 including accrued interest(p) (Identified Cost $3,045,513)	3,045,513

	Total Investments – 97.6% (Identified Cost $380,144,338)	312,555,086
	Other assets less liabilities – 2.4%	7,626,757

	Net Assets – 100.0%	$320,181,843

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2022, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$5,143,154	1.6%	$322,980	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.

(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2022, the value of these securities amounted to $5,143,154 or 1.6% of net assets.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.

(f)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(g)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2022, interest payments were made in cash.

(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of these securities amounted to $322,980 or 0.1% of net assets.
(k)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(l)	Non-income producing security.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(n)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(o)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.
(p)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $166,004,319 or 51.8% of net assets.

ABS	Asset-Backed Securities

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

PIK	Payment-in-Kind

REITs	Real Estate Investment Trusts

BRL	Brazilian Real

MXN	Mexican Peso

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At June 30, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	1,801,800	$(39,665)	$(51,764)	$(12,099)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	752,400	(19,560)	(21,616)	(2,056)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	752,400	(17,612)	(21,616)	(4,004)

Total						$(94,996)	$(18,159)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$20,010,689	$87,780	(a)	$20,098,469
Property & Casualty Insurance	—	1,902,710	235,200	(a)	2,137,910
All Other Non-Convertible Bonds*	—	236,938,662	—		236,938,662

Total Non-Convertible Bonds	—	258,852,061	322,980		259,175,041

Convertible Bonds*	—	14,600,871	—		14,600,871

Total Bonds and Notes	—	273,452,932	322,980		273,775,912

Senior Loans*	—	1,307,268	—		1,307,268
Collateralized Loan Obligations	—	5,551,341	—		5,551,341
Common Stocks
Software	616,392	1,445	—		617,837
All Other Common Stocks*	22,359,907	—	—		22,359,907

Total Common Stocks	22,976,299	1,445	—		22,977,744

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	1,593,774	—		1,593,774
All Other Convertible Preferred Stocks*	666,257	—	—		666,257

Total Convertible Preferred Stocks	666,257	1,593,774	—		2,260,031

Non-Convertible Preferred Stocks
REITs - Warehouse/Industrials	—	215,232	—		215,232
All Other Non-Convertible Preferred Stocks*	404,035	—	—		404,035

Total Non-Convertible Preferred Stocks	404,035	215,232	—		619,267

Total Preferred Stocks	1,070,292	1,809,006	—		2,879,298

Exchange-Traded Funds	3,018,010	—	—		3,018,010
Short-Term Investments	—	3,045,513	—		3,045,513

Total	$27,064,601	$285,167,505	$322,980		$312,555,086

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(18,159)	$—	$(18,159)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or June 30, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2022
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$61,600	$18,865	$—	$7,315	$—	$—	$—	$—	$87,780	$7,315
Property & Casualty Insurance	331,200	8,241	—	(104,241)	—	—	—	—	235,200	(104,241)
Convertible Bonds
Oil Field Services	3,367,304	759	—	(127,527)	—	(3,240,536)	—	—	—	—
Collateralized Loan Obligations	1,744,972	—	—	—	—	—	—	(1,744,972)	—	—
Common Stocks
Energy Equipment & Services	260,799	—	—	5,532,180	—	(5,792,979)	—	—	—	—
Oil, Gas & Consumable Fuels	1,269,619	—	—	(446,146)	—	(823,473)	—	—	—	—

Total	$7,035,494	$27,865	$—	$4,861,581	$—	$(9,856,988)	$—	$(1,744,972)	$322,980	$(96,926)

Debt securities valued at $1,744,972 were transferred from Level 3 to Level 2 during the period ended June 30, 2022. At September 30, 2021 these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2022, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at the period include swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. As of period ended June 30, 2022, the Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.

The following is a summary of derivative instruments for the Fund, as of June 30, 2022:

Liability	Swap agreements at value
Exchange-traded/cleared liability derivatives
Credit contracts	$(94,996)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$350,000	$350,000

Industry Summary at June 30, 2022 (Unaudited)

Cable Satellite	7.7%
Independent Energy	6.7
Treasuries	6.1
Pharmaceuticals	5.0
Wireless	4.5
Metals & Mining	4.1
Finance Companies	4.0
Technology	3.6
Consumer Cyclical Services	3.5
Midstream	3.2
Healthcare	3.0
Automotive	2.8
Gaming	2.7
Leisure	2.6
Non-Agency Commercial Mortgage-Backed Securities	2.4
Media Entertainment	2.4
Aerospace & Defense	2.3
Building Materials	2.1
Chemicals	2.0
Other Investments, less than 2% each	23.3
Collateralized Loan Obligations	1.7
Short-Term Investments	1.0
Exchange-Traded Funds	0.9

Total Investments	97.6
Other assets less liabilities (including swap agreements)	2.4

Net Assets	100.0%